RELATED PARTY TRANSACTIONS (Narrative) (Details)		12 Months Ended
	Jun. 06, 2009 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Non executive directors fees		$ 1,238,000		$ 1,261,000	$ 1,800,000
Share-based compensation benefits		542,000		1,041,000
Interest payment		6,582,000		5,080,000	5,405,000
Adjustment for share-based compensation benefits		758,000		1,369,000	$ 928,000
Remaining amount of loan		12,042,000		1,042,000		$ 1,000
Patent dividend scheme amount		3,863,000
Darnick Company [Member]
Disclosure of transactions between related parties [line items]
Payments for CEO Services		$ 1,231,000
Mr. O'Caoimh [Member]
Disclosure of transactions between related parties [line items]
Maturity date		2026	2026
Annual rent payable		$ 883,000
Annual rent payable for ware house		$ 162,000
Mr. O'Caoimh [Member] | Euro [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable | €			€ 787,000
Annual rent payable for ware house | €			€ 144,000
JRJ [Member]
Disclosure of transactions between related parties [line items]
Term of lease		25 Years	25 Years
Maturity date		2027	2027
Annual rent payable		$ 427,000
JRJ [Member] | Euro [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable | €			€ 381,000
Mr. O'Caoimh and Dr Walsh [Member]
Disclosure of transactions between related parties [line items]
Maturity date		2028	2028
Mr. O'Caoimh and Dr Walsh [Member] | Euro [Member]
Disclosure of transactions between related parties [line items]
Rate of rent per squre foot | €			€ 18
Darnick Company [Member]
Disclosure of transactions between related parties [line items]
Contribution for tax audit settlement		$ 1,231,000
Director [Member]
Disclosure of transactions between related parties [line items]
Non executive directors fees		225,000		188,000
Share-based compensation benefits		82,000		313,000
Adjustment for share-based compensation benefits		35,000		$ 149,000
Rayville Limited [Member]
Disclosure of transactions between related parties [line items]
Payment of dividend	$ 2,830,000
Compensation expense	$ 1,788,000
Repayments of borrowings		$ 159,000